Finance Expense	12 Months Ended
Mar. 31, 2025
Other Income and Expenses [Abstract]
Finance Expense [Text Block]

22. Finance Expense

Finance expenses were comprised of the following for the years ended:

	2025	2024

Interest and accretion on convertible loan	1,654	2,412
Interest on loans payable	422	399
Interest on term loan	214	213
Total	2,290	3,024